Commitments and Contingencies (Tables)	12 Months Ended
Apr. 30, 2016
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Minimum rentals	$297,322	294,214	303,161
Percentage rentals	1,821	2,305	2,711

	$299,143	296,519	305,872

Future Minimum Annual Rentals, Excluding Percentage Rentals Non-cancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, non-cancelable lease terms greater than one year, and NOOK leases as of April 30, 2016 are:

Fiscal Year
2017	$312,193
2018	257,517
2019	199,045
2020	140,073
2021	80,692
After 2021	119,543

$1,109,063

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments

Purchase obligations, which include hardware and software maintenance contracts and inventory purchase commitments, as of April 30, 2016 are as follows:

Less Than 1 Year	$37,578
1-3 Years	20,078
3-5 Years	—
More Than 5 Years	—

Total	$57,656